United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: March 31, 2003
Check here if Amendment [X]; Amendment Number:
This Amendment (Check only one.): [ ] is  a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:			3601 Green Road
				Suite 102
				Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Denise Farkas
Title: 	Senior Vice-President
Phone:	216-464-6266
Signature, Place and Date of Signing:

Denise Farkas	Cleveland, Ohio		May 1, 2003

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	40

Form 13F Information Table Value Total:	$52,668,413


                                     Title of               Value           Invst  Other   Voting Authority
Name of Issuer                        Class      Cusip    (x$1000) Shares    Disc  Mngrs     Sole  Shared  None

Progressive Corporation Ohio           Com    743315103       2,639   44489  Sole             44489
Johnson & Johnson                      Com    478160104       2,563   44294  Sole             44294
Charter One Financial, Inc.            Com    160903100       2,399   86741  Sole             86741
Exxon Mobil Corporation                Com    30231G102       2,313   66170  Sole             66170
Amgen Incorporated                     Com    031162100       2,187   38004  Sole             38004
General Elec Company                   Com    369604103       2,154   84458  Sole             84458
Danaher Corporation Del                Com    235851102       2,117   32194  Sole             32194
Medtronic Incorporated                 Com    585055106       2,096   46447  Sole             46447
Microsoft Corporation                  Com    594918104       1,978   81706  Sole             81706
Bank Of America Corporation            Com    060505104       1,901   28437  Sole             28437
Citigroup Incorporated                 Com    172967101       1,892   54923  Sole             54923
ConocoPhillips                         Com    20825C104       1,804   33660  Sole             33660
Pfizer Incorporated                    Com    717081103       1,790   57436  Sole             57436
Intel Corporation                      Com    458140100       1,745  107178  Sole            107178
Cardinal Health Incorporated           Com    14149Y108       1,718   30157  Sole             30157
Fifth Third Bancorp                    Com    316773100       1,707   33990  Sole             33990
American International Group Incorpo   Com    026874107       1,657   33506  Sole             33506
Harrahs Entertainment Incorporated     Com    413619107       1,632   45710  Sole             45710
Target Corporation                     Com    87612E106       1,623   55465  Sole             55465
Kimberly Clark Corporation             Com    494368103       1,604   35285  Sole             35285
Merck & Company Incorporated           Com    589331107       1,590   29017  Sole             29017
Alcoa Incorporated                     Com    013817101       1,326   68404  Sole             68404
Greif Brothers Corp Class A            Com    397624107       1,278   71075  Sole             71075
Applied Matls Incorporated             Com    038222105       1,258   99990  Sole             99990
Cisco Systems Incorporated             Com    17275R102       1,146   88289  Sole             88289
L-3 Communications Hldgs Incorporate   Com    502424104       1,121   27909  Sole             27909
E M C Corporation Mass                 Com    268648102         791  109345  Sole            109345
Safeway Incorporated Com New           Com    786514208         663   35015  Sole             35015
Sun Microsystems Incorporated          Com    866810104         575  176292  Sole            176292
International Business Machines        Com    459200101         570  7268.7  Sole            7268.7
Hon Industries Incorporated            Com    438092108         465   16310  Sole             16310
Telefonos De Mexico C.V.S.A.           Com    879403780         350   11776  Sole             11776
Tellabs Incorporated                   Com    879664100         297   51340  Sole             51340
AT&T Wireless Svcs Incorporated        Com    00209A106         282   42733  Sole             42733
BP PLC ADR                             Com    055622104         272    7044  Sole              7044
Lincoln Electric Holdings              Com    533900106         251   13925  Sole             13925
Verizon Communications                 Com    92343V104         246    6956  Sole              6956
Second Bancorp, Inc.                   Com    813114105         236   10650  Sole             10650
Keithley Instrs Incorporated           Com    487584104         226   20900  Sole             20900
US Bancorp                             Com    902973304         209   11002  Sole             11002